Employee and key management information (Tables)	12 Months Ended
Jul. 31, 2021
Number and average number of employees [abstract]
Disclosure Of Staff Costs

	2021	2020	2019
	$m	$m	$m
Wages and salaries	2,807	2,627	2,605
Social security costs	182	169	173
Pension costs—defined contribution plans	74	68	77
Pension costs—defined benefit plans (note 22)	3	3	11
Share-based payments	77	24	30
Total staff costs	3,143	2,891	2,896
The aggregate emoluments for all key management are set out in the following table:

Key management personnel compensation (including Directors)	2021	2020	2019
	$m	$m	$m
Salaries, bonuses and other short term employee benefits	16	16	13
Post-employment benefits	2	1	1
Share-based payments	18	8	11
Total compensation	36	25	25

Disclosure Of Average Number Of Employees

Average number of employees	2021	2020	2019
USA	27,032	27,085	27,489
Canada and Central Europe	2,443	2,473	2,974
Central and other	63	74	79
Continuing operations	29,538	29,632	30,542